Property, plant and equipment	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Property, plant and equipment
5	Property, plant and equipmen t

	Freehold Land #	Plant and equipment	Buildings	Leasehold improvements	Office equipment	Furniture and fixtures	Computers	Capital work in progress	Total property, plant and equipment
Cost
As at 1 April 2019	8,705	295,406	65	124	56	49	64	16,269	320,738
Additions during the year^	1,258	48,419	—	6	12	8	26	49,218	98,947
Adjustments during the year*	(73)	(51)	—	—	—	—	—	(188)	(312)
Disposals during the year**	—	(95)	—	—	(1)	—	(4)	(27)	(127)
Capitalised during the year	—	—	—	—	—	—	—	(47,373)	(47,373)

As at 31 March 2020	9,890	343,679	65	130	67	57	86	17,899	371,873
Additions during the year^	603	31,179	12	5	9	7	33	22,725	54,573
Acquisition of subsidiaries (refer note 54)	57	2,500	—	—	1	1	1	—	2,560
Disposal of subsidiary (refer note 39)	—	(14,998)	—	—	(1)	—	(0)	—	(14,999)
Adjustments during the year*	(19)	(265)	—	—	(1)	—	(1)	(4)	(290)
Disposals during the year**	—	(242)	—	—	(1)		(4)	(39)	(286)
Capitalised during the year	—	—	—	—	—	—	—	(30,176)	(30,176)

As at 31 March 2021	10,531	361,853	77	135	74	65	115	10,405	383,255

Accumulated depreciation
As at 1 April 2019	—	21,237	15	25	20	9	30	—	21,336
Charge for the year (refer note 35)	—	9,827	3	11	7	6	11	—	9,865
Depreciation capitalised during the year	—	2	—	15	6	2	7	—	32
Adjustments during the year*	—	0	—	—	—	—	—	—	0
Disposals during the year	—	(0)	—	—	(1)	—	(4)	—	(5)

As at 31 March 2020	—	31,066	18	51	32	17	44	—	31,228
Charge for the year (refer note 35)	—	10,568	3	14	9	9	12	—	10,615
Depreciation capitalised during the year	—	4	—	13	6	2	7	—	32
Disposal of a subsidiary (refer note 39)	—	(615)	—	—	(1)	—	(0)	—	(616)
Disposals during the year	—	(35)	—	—	(1)	—	(4)	—	(40)

As at 31 March 2021	—	40,988	21	78	45	28	59	—	41,219

Net book value
As at 1 April 2019	8,705	274,169	50	99	36	40	34	16,269	299,402

As at 31 March 2020	9,890	312,613	47	79	35	40	42	17,899	340,645

As at 31 March 2021	10,531	320,865	56	57	29	37	56	10,405	342,036

#
The title represented by sale deeds in respect of land amounting to INR 379 (31 March 2020: INR 395) is not yet in the name of the Group. Further, the title of land amounting to INR
429
(31 March 2020: INR
510
) is held by way of General Power of Attorney (GPA) and the Group is in the process of getting title transferred in its name.

Mortgage and hypothecation on property, plant and equipment:
Property, plant and equipment are subject to a pari passu first charge to respective lenders for project term loans, buyer’s/supplier’s credit, senior secured notes, working capital loan, debentures and acceptances as disclosed in note 19 and 27.

^ Capitalised borrowing costs	The amount of borrowing costs capitalised in property, plant and equipment and capital work in progress during the year ended 31 March 2021 was INR 2,072 (31 March 2020 INR 1,928). The rate ranging of 6.03% to 15.02% used to determine borrowing costs eligible for capitalisation was the effective interest rate of specific borrowings and capitalisation rate of general borrowings.

*	Adjustments to property, plant and equipment are as follows:

Freehold land	Adjustment of INR 19 (31 March 2020: INR 73) pertains to actualisation of provisional capitalisation.
Plant and equipments	Adjustment of INR 265 (31 March 2020: INR 51) pertains to actualisation of provisional capitalisation of supply of goods and services and early closure of letter of credits.
Capital work in progress	Adjustment of INR 4 (31 March 2020: INR 188) pertains to actualisation of provision against capital expenditure.

**	Disposals in capital work in progress includes INR 39 (31 March 2020: INR 27) that has been written off to the extent of non-viability of recovery of cost in future.